BALANCE SHEET COMPONENTS - Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid warranties and maintenance	$ 15,991	$ 1,088
Receivable from SPEs	3,565	3,583
Deferred SPAC costs	0	1,256
Self-generation incentive program deposits	940	1,036
Total equity method investments	1,924	744
Net proceeds to pay cost	0	73
Property and equipment, net	512	44
Other	1,599	458
Other noncurrent assets	$ 24,531	$ 8,282